Share based compensation - Restricted Share Units Activities (Details) - Restricted Share Units - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted share units activities
Unvested as of Opening Balance		2,923,000
Granted	0	0
Vested	(2,923,077)	(2,923,000)
Unvested as of Ending Balance
Unrecognized compensation expenses, other than options		¥ 0